GOODWILL (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of goodwill
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Balance at beginning of the period	$1,609	$1,726
Foreign currency translation and other	61	(117)
Ending Balance	$1,670	$1,609